Selected Statement of Operations Data (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 18,052	$ 20,928	$ 25,020
United States [Member]
Revenues	12,711	11,292	14,411
United Kingdom [Member]
Revenues	589	904	763
Rest of Europe [Member]
Revenues	2,744	5,793	6,402
Israel [Member]
Revenues	880	1,417	2,256
Other [Member]
Revenues	$ 1,128	$ 1,522	$ 1,188